Lease liabilities - Changes in lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Balance at beginning of the year	R 582	R 319	R 281
New leases and modifications	25	144	45
Lease liabilities on acquisition of subsidiaries	3	315	120
Repayment of lease liabilities	(244)	(263)	(163)
Interest charge	34	43	31
Foreign currency translation	(22)	24	5
Balance at end of the year	378	582	319
Current portion of lease liabilities	(175)	(198)	(111)
Non-current lease liabilities	R 203	R 384	R 208